Note 12 - Segmented Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Number of Reportable Segments	1		1
Number of Major Customers	2	2	1	1
Number of Major Customers that Accounts for Over 10% of Receivables	1		1	3
Accounts Payable and Accrued Liabilities, Current (in Dollars)	$ 3,686		$ 6,583	$ 2,908
United States [Member]
Percent of Total Revenue Attributed to Foreign Countries	61.00%	41.00%	63.00%	40.00%
Canada [Member]
Percent of Total Revenue Attributed to Foreign Countries	25.00%	16.00%	11.00%	12.00%
Germany [Member]
Percent of Total Revenue Attributed to Foreign Countries		19.00%		13.00%
Supplier [Member]
Accounts Payable and Accrued Liabilities, Current (in Dollars)	$ 2,451	$ 664